UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
REVENUE	$ 724,859	$ 945,645
OPERATING EXPENSES
Selling and marketing	1,564,353	1,113,896
General and administrative - professional fees	735,314	930,873
General and administrative - compensation and related benefits	290,810	2,346,067
General and administrative - other	62,368	435,233
Total Operating Expenses	2,652,845	4,826,069
LOSS FROM OPERATIONS	(1,927,986)	(3,880,424)
OTHER INCOME (EXPENSE)
Interest income	468,200	368,498
Other (expense) income	(6,464)	29,609
Total Other Income, net	461,736	398,107
LOSS BEFORE INCOME TAXES	(1,466,250)	(3,482,317)
INCOME TAXES	20,003	21,410
NET LOSS	(1,486,253)	(3,503,727)
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	0	(20)
NET LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	(1,486,253)	(3,503,707)
COMPREHENSIVE LOSS:
NET LOSS	(1,486,253)	(3,503,727)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	1,485,978	(947,912)
COMPREHENSIVE LOSS	(275)	(4,451,639)
LESS: COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	23	(34)
COMPREHENSIVE LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (298)	$ (4,451,605)
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Basic	$ (0.50)	$ (1.42)
Diluted	$ (0.50)	$ (1.42)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic	2,974,507	2,459,786
Diluted	2,974,507	2,459,786